Deferred Income Tax and Income Tax Expense - Summary of deferred tax assets and liabilities that are not recognized (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	₩ 4,162,949	₩ 3,876,693
Taxable Temporary Differences For Which No Deferred Tax Asset and Liabilities Is Recognised	1,114,595	1,073,736
Investment in subsidiaries, associates, and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	3,520,173	3,384,295
Taxable Temporary Differences For Which No Deferred Tax Asset and Liabilities Is Recognised	903,394	857,076
Unused tax loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	203,200	103,326
Unused Tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	2,338	1,988
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	437,238	387,084
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable Temporary Differences For Which No Deferred Tax Asset and Liabilities Is Recognised	₩ 211,201	₩ 216,660